BACKGROUND AND BASIS OF PRESENTATION - Narrative (Details)	Dec. 31, 2020 market pointsOfSale store dealer
Background and Basis of Presentation [Abstract]
Number of worldwide markets | market	60
Number of authorized dealers | dealer	168
Number of points of sale | pointsOfSale	188
Number of Ferrari-owned stores	18
Number of franchised stores	18
Number of Ferrari Store Junior franchised stores	14